Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2019 MXN ($)
Labor obligations
Total	$ 75,813
Less than 1 year
Labor obligations
Total	1,273
2020
Labor obligations
Total	2,788
2021
Labor obligations
Total	2,739
2022
Labor obligations
Total	2,950
From 2024 and subsequently
Labor obligations
Total	66,063
Defined benefit plan
Labor obligations
Total	58,796
Defined benefit plan | Less than 1 year
Labor obligations
Total	450
Defined benefit plan | 2020
Labor obligations
Total	1,869
Defined benefit plan | 2021
Labor obligations
Total	1,604
Defined benefit plan | 2022
Labor obligations
Total	1,707
Defined benefit plan | From 2024 and subsequently
Labor obligations
Total	53,166
Seniority premium benefits
Labor obligations
Total	17,017
Seniority premium benefits | Less than 1 year
Labor obligations
Total	823
Seniority premium benefits | 2020
Labor obligations
Total	919
Seniority premium benefits | 2021
Labor obligations
Total	1,135
Seniority premium benefits | 2022
Labor obligations
Total	1,243
Seniority premium benefits | From 2024 and subsequently
Labor obligations
Total	$ 12,897